Consolidated Statements of Cash Flows (Parenthetical) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated statement of cash flows [line items]
Debt instruments issued opening balance	$ 6,581,280
Cash flows received	4,189,602
Cash flows payments	(2,492,781)
Changes other than cash	4,100
Other changes different of cash acquisition	7,279
Other changes different of cash interest	334,555
Other changes different of cash currency movement	(63,281)
Other changes different of cash Changes in fair value	53,213
Debt instruments issued ending balance	8,613,967	$ 6,581,280
Dividends paid	(127,065)	(51,347)
Capital increase	(21)
Total Dividends paid	(127,086)
Subtotal cash flows from financing activities - Cash flows received	4,189,602	649,321
Subtotal cash flows from financing activities - Cash flows payments	(2,619,867)	(719,244)
Total cash flows from financing activities (net)	1,569,735	(69,923)
Borrowings obtained from Chilean Central Bank [member]
Disclosure of consolidated statement of cash flows [line items]
Cash flows received	3,781,200
Cash flows payments	(1,524,000)
Other changes different of cash interest	26
Debt instruments issued ending balance	2,257,226
Mortgage finance bonds [member]
Disclosure of consolidated statement of cash flows [line items]
Debt instruments issued opening balance	40,933	53,463
Cash flows payments	(11,349)	(14,523)
Other changes different of cash interest	1,262	1,993
Debt instruments issued ending balance	30,846	40,933
Bonds (senior and subordinated) [member]
Disclosure of consolidated statement of cash flows [line items]
Debt instruments issued opening balance	6,367,423	5,956,661
Cash flows received	408,402	649,321
Cash flows payments	(923,745)	(619,148)
Other changes different of cash interest	328,348	340,480
Other changes different of cash currency movement	(59,631)	40,109
Other changes different of cash Changes in fair value	53,213
Debt instruments issued ending balance	6,174,010	6,367,423
Lease obligations [member]
Disclosure of consolidated statement of cash flows [line items]
Debt instruments issued opening balance	172,924	176,795
Cash flows payments	(33,687)	(34,226)
Changes other than cash	4,100
Other changes different of cash acquisition	7,279	12,998
Other changes different of cash interest	4,919	15,561
Other changes different of cash currency movement	(3,650)	1,796
Debt instruments issued ending balance	151,885	172,924
Mortgage finance bonds and senior and subordinated bonds and lease liabilities [member]
Disclosure of consolidated statement of cash flows [line items]
Debt instruments issued opening balance	$ 6,581,280	6,186,919
Cash flows received		649,321
Cash flows payments		(667,897)
Other changes different of cash acquisition		12,998
Other changes different of cash interest		358,034
Other changes different of cash currency movement		41,905
Debt instruments issued ending balance		$ 6,581,280